Goodwill and Mortgage Servicing Rights	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Mortgage Servicing Rights	GOODWILL AND MORTGAGE SERVICING RIGHTS

Assets and liabilities of acquired entities are recorded at estimated fair value as of the acquisition date.
Goodwill

Allocations of Goodwill by business segment during 2019, 2018 and 2017 follow:

Table 59: Goodwill by Business Segment (a)

In millions	Retail Banking	Corporate & Institutional Banking	Asset Management Group	Total
December 31, 2019 (b)	$5,795	$3,374	$64	$9,233
December 31, 2018 (b)	$5,795	$3,359	$64	$9,218
December 31, 2017	$5,795	$3,314	$64	$9,173

(a)	The BlackRock business segment did not have any allocated goodwill during 2019, 2018 and 2017.

(b)	Corporate & Institutional Banking's goodwill balances include the impacts of $15 million at December 31, 2019 and $45 million at December 31, 2018 resulting from business acquisitions.

We review goodwill in each of our reporting units for impairment at least annually, in the fourth quarter, or more frequently if events occur or circumstances have changed significantly from the annual test date. Based on the results of our analysis, there were no impairment charges related to goodwill in 2019, 2018 or 2017.

Mortgage Servicing Rights
We recognize the right to service mortgage loans for others as an intangible asset when the servicing income we receive is more than adequate compensation. MSRs are purchased or originated when loans are sold with servicing retained. MSRs totaled $1.6 billion at December 31, 2019 and $2.0 billion at December 31, 2018, and consisted of loan servicing contracts for commercial and residential mortgages measured at fair value.

Commercial Mortgage Servicing Rights
We recognize gains/(losses) on changes in the fair value of commercial MSRs. Commercial MSRs are subject to changes in value from actual or expected prepayment of the underlying loans and defaults as well as market driven changes in interest rates. We manage this risk by economically hedging the fair value of commercial MSRs with securities, derivative instruments and resale agreements which are expected to increase (or decrease) in value when the value of commercial MSRs decreases (or increases).

The fair value of commercial MSRs is estimated by using a discounted cash flow model incorporating inputs for assumptions as to constant prepayment rates, discount rates and other factors determined based on current market conditions and expectations.
Changes in the commercial MSRs follow:

Table 60: Commercial Mortgage Servicing Rights

In millions	2019	2018	2017
January 1	$726	$668	$576
Additions:
From loans sold with servicing retained	53	57	88
Purchases	103	93	69
Changes in fair value due to:
Time and payoffs (a)	(146)	(143)	(111)
Other (b)	(87)	51	46
December 31	$649	$726	$668
Related unpaid principal balance at December 31	$216,992	$180,496	$162,182
Servicing advances at December 31	$157	$220	$217

(a)	Represents decrease in MSR value due to passage of time, including the impact from both regularly scheduled loan principal payments and loans that were paid down or paid off during the period.

(b)	Represents MSR value changes resulting primarily from market-driven changes in interest rates.
Residential Mortgage Servicing Rights
Residential MSRs are subject to changes in value from actual or expected prepayment of the underlying loans and defaults as well as market driven changes in interest rates. We manage this risk by economically hedging the fair value of residential MSRs with securities and derivative instruments which are expected to increase (or decrease) in value when the value of residential MSRs decreases (or increases).

The fair value of residential MSRs is estimated by using a discounted cash flow valuation model which calculates the present value of estimated future net servicing cash flows, taking into consideration actual and expected mortgage loan prepayment rates, discount rates, servicing costs, and other factors which are determined based on current market conditions.

Changes in the residential MSRs follow:
Table 61: Residential Mortgage Servicing Rights

In millions	2019	2018	2017
January 1	$1,257	$1,164	$1,182
Additions:
From loans sold with servicing retained	36	44	55
Purchases	114	129	185
Changes in fair value due to:
Time and payoffs (a)	(162)	(170)	(175)
Other (b)	(250)	90	(83)
December 31	$995	$1,257	$1,164
Unpaid principal balance of loans serviced for others at December 31	$120,464	$125,388	$126,769
Servicing advances at December 31	$111	$156	$201

(a)	Represents decrease in MSR value due to passage of time, including the impact from both regularly scheduled loan principal payments and loans that were paid down or paid off during the period.

(b)	Represents MSR value changes resulting from market-driven changes in interest rates.
Sensitivity Analysis
The fair value of commercial and residential MSRs and significant inputs to the valuation models as of December 31, 2019 are shown in Tables 62 and 63. The expected and actual rates of mortgage loan prepayments are significant factors driving the fair value. Management uses both internal proprietary models and a third-party model to estimate future commercial mortgage loan prepayments and a third-party model to estimate future residential mortgage loan prepayments. These models have been refined based on current market conditions and management judgment. Future interest rates are another important factor in the valuation of MSRs. Management utilizes market implied forward interest rates to estimate the future direction of mortgage and discount rates. The forward rates utilized are derived from the current yield curve for U.S. dollar interest rate swaps and are consistent with pricing of capital markets instruments. Changes in the shape and slope of the forward curve in future periods may result in volatility in the fair value estimate.
A sensitivity analysis of the hypothetical effect on the fair value of MSRs to adverse changes in key assumptions is presented in Tables 62 and 63. These sensitivities do not include the impact of the related hedging activities. Changes in fair value generally cannot be extrapolated because the relationship of the change in the assumption to the change in fair value may not be linear. Also, the effect of a variation in a particular assumption on the fair value of the MSRs is calculated independently without changing any other assumption. In reality, changes in one factor may result in changes in another (e.g., changes in mortgage interest rates, which drive changes in prepayment rate estimates, could result in changes in the interest rate spread), which could either magnify or counteract the sensitivities.

The following tables set forth the fair value of commercial and residential MSRs and the sensitivity analysis of the hypothetical effect on the fair value of MSRs to immediate adverse changes of 10% and 20% in those assumptions:
Table 62: Commercial Mortgage Servicing Rights – Key Valuation Assumptions

Dollars in millions	December 31 2019	December 31 2018
Fair value	$649	$726
Weighted-average life (years)	4.1	4.1
Weighted-average constant prepayment rate	4.56%	5.65%
Decline in fair value from 10% adverse change	$9	$10
Decline in fair value from 20% adverse change	$17	$19
Effective discount rate	7.91%	8.39%
Decline in fair value from 10% adverse change	$17	$19
Decline in fair value from 20% adverse change	$34	$39

Table 63: Residential Mortgage Servicing Rights – Key Valuation Assumptions

Dollars in millions	December 31 2019		December 31 2018
Fair value	$995		$1,257
Weighted-average life (years)	5.2		6.9
Weighted-average constant prepayment rate	13.51%		8.69%
Decline in fair value from 10% adverse change	$46		$41
Decline in fair value from 20% adverse change	$89		$79
Weighted-average option adjusted spread	769	bps	806	bps
Decline in fair value from 10% adverse change	$27		$37
Decline in fair value from 20% adverse change	$52		$73

Fees from mortgage loan servicing, which includes contractually specified servicing fees, late fees and ancillary fees were $.5 billion for each of 2019, 2018 and 2017. We also generate servicing fees from fee-based activities provided to others for which we do not have an associated servicing asset. Fees from commercial and residential MSRs are reported on our Consolidated Income Statement in Corporate services and Residential mortgage, respectively.